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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.:



            SUPPLEMENT DATED MARCH 30, 2001 TO THE PROSPECTUSES OF


  MORGAN STANLEY DEAN WITTER 21ST CENTURY TREND FUND Dated September 29, 2000 MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND Dated September 29, 2000
    MORGAN STANLEY DEAN WITTER ALL STAR GROWTH FUND Dated December 8, 2000
            MORGAN STANLEY DEAN WITTER AMERICAN OPPORTUNITIES FUND
                            Dated February 28, 2001
             MORGAN STANLEY DEAN WITTER CAPITAL GROWTH SECURITIES
                            Dated December 29, 2000
   MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND, "Best Ideas Portfolio,"
                              Dated July 31, 2000
            MORGAN STANLEY DEAN WITTER CONVERTIBLE SECURITIES TRUST
                            Dated November 30, 2000
         MORGAN STANLEY DEAN WITTER DEVELOPING GROWTH SECURITIES TRUST
                            Dated November 29, 2000
   MORGAN STANLEY DEAN WITTER DIVERSIFIED INCOME TRUST Dated January 8, 2001 MORGAN STANLEY DEAN WITTER DIVIDEND GROWTH SECURITIES Dated April 27, 2000
          MORGAN STANLEY DEAN WITTER EQUITY FUND Dated July 31, 2000
             MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
                            Dated December 29, 2000
  MORGAN STANLEY DEAN WITTER FEDERAL SECURITIES TRUST Dated February 12, 2001
    MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST Dated July 31, 2000
       MORGAN STANLEY DEAN WITTER FUND OF FUNDS Dated November 20, 2000
         MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
                              Dated May 31, 2000
     MORGAN STANLEY DEAN WITTER GLOBAL UTILITIES FUND Dated April 28, 2000
           MORGAN STANLEY DEAN WITTER GROWTH FUND Dated May 31, 2000
   MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST Dated September 29, 2000 MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC. Dated October 31, 2000
    MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND Dated November 30, 2000
        MORGAN STANLEY DEAN WITTER INFORMATION FUND Dated May 31, 2000
           MORGAN STANLEY DEAN WITTER INTERMEDIATE INCOME SECURITIES
                            Dated October 31, 2000
     MORGAN STANLEY DEAN WITTER INTERNATIONAL FUND Dated December 29, 2000 MORGAN STANLEY DEAN WITTER INTERNATIONAL SMALLCAP FUND Dated July 31, 2000
           MORGAN STANLEY DEAN WITTER JAPAN FUND Dated July 31, 2000
     MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST Dated October 31, 2000 MORGAN STANLEY DEAN WITTER MID-CAP EQUITY TRUST Dated January 31, 2001
            MORGAN STANLEY DEAN WITTER NATURAL RESOURCE DEVELOPMENT
                     SECURITIES INC. Dated April 28, 2000
      MORGAN STANLEY DEAN WITTER NEW DISCOVERIES FUND Dated July 19, 2000
   MORGAN STANLEY DEAN WITTER NEXT GENERATION TRUST Dated September 29, 2000
       MORGAN STANLEY DEAN WITTER NORTH AMERICAN GOVERNMENT INCOME TRUST
                            Dated December 29, 2000
  MORGAN STANLEY DEAN WITTER PACIFIC GROWTH FUND INC. Dated December 29, 2000
     MORGAN STANLEY DEAN WITTER PRIME INCOME TRUST Dated December 27, 2000
      MORGAN STANLEY DEAN WITTER REAL ESTATE FUND Dated January 31, 2001 MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND Dated October 31, 2000
      MORGAN STANLEY DEAN WITTER S&P 500 SELECT FUND Dated April 28, 2000
      MORGAN STANLEY DEAN WITTER SHORT-TERM BOND FUND Dated June 23, 2000
           MORGAN STANLEY DEAN WITTER SHORT-TERM U.S. TREASURY TRUST
                              Dated July 31, 2000


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     MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND Dated April 28, 2000
     MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND Dated September 29, 2000
      MORGAN STANLEY DEAN WITTER STRATEGIST FUND Dated September 29, 2000 MORGAN STANLEY DEAN WITTER TAX-MANAGED GROWTH FUND Dated October 31, 2000
        MORGAN STANLEY DEAN WITTER TECHNOLOGY FUND Dated August 17, 200 MORGAN STANLEY DEAN WITTER TOTAL MARKET INDEX FUND Dated September 29, 2000
    MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST Dated September 29, 2000
          MORGAN STANLEY DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
                            Dated February 12, 2001
         MORGAN STANLEY DEAN WITTER UTILITIES FUND Dated March 1, 2001
         MORGAN STANLEY DEAN WITTER VALUE FUND Dated November 30, 2000
  MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES Dated August 31, 2000


     Effective March 30, 2001, each Morgan Stanley Dean Witter Fund named above will offer Class A shares at net asset value, without being subject to a front-end sales charge or a contingent deferred sales charge, to employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code, for which an entity independent from Morgan Stanley Dean Witter serves as recordkeeper under an alliance or similar agreement with Morgan Stanley Dean Witter's Retirement Plan Services. Such plans will now be "MSDW Eligible Plans," as defined in the prospectuses. Any Class B or Class C shares held by such plans will not be subject to any contingent deferred sales charges. Such plans will be eligible to purchase Class D shares only if their initial investment (calculated as described in the prospectus) is at least $25 million.


     Also effective March 30, 2001, each Morgan Stanley Dean Witter Fund named above will offer Class A shares at net asset value, without being subject to a front-end sales charge or a contingent deferred sales charge, to certain donor-advised charitable gift funds that are approved by the Fund's distributor. Class D shares will not be offered to these charitable gift funds (regardless of the size of the investment).


     Therefore, effective March 30, 2001, the disclosure in the section of the prospectus of each Fund titled "Shareholder Information -- Share Class Arrangements" is hereby modified to reflect the foregoing.